Cover Page	Nov. 05, 2020	May 21, 2020
Cover [Abstract]
Document Type		8-K
Document Period End Date	Nov. 05, 2020
Entity Registrant Name		HESKA CORPORATION
Entity Incorporation, State or Country Code		DE
Entity File Number		000-22427
Entity Tax Identification Number		77-0192527
Entity Address, Address Line One		3760 Rocky Mountain Avenue
Entity Address, City or Town		Loveland
Entity Address, State or Province		CO
Entity Address, Postal Zip Code		80538
City Area Code		970
Local Phone Number		493-7272
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common stock, $0.01 par value
Trading Symbol		HSKA
Security Exchange Name		NASDAQ
Entity Central Index Key		0001038133
Amendment Flag		false
Entity Emerging Growth Company		false